OPERATIONS AND CORPORATE REORGANIZATION (Table)	12 Months Ended
Dec. 31, 2022
OPERATIONS AND CORPORATE REORGANIZATION
Schedule of sale of available for sale assets

The distributors that were classified as available-for-sale assets on the Commit acquisition date were sold to the shareholders who held the preemptive right, as presented below:

Date of sale	Acquirer	Acquiree	Participation	Value
07/21/2022	State of Paraíba	PBGas	41.50%	47,251
07/21/2022	Termogás S.A.	Cebgás	24.00%	561
07/22/2022	State of Alagoas	Algás(i)	12.06%	27,067
07/25/2022	State of Bahia	BahiaGas	41.50%	574,778
07/26/2022	State of Ceara	Cegás(ii)	12.06%	76,399
07/29/2022	Brasilia Energy Company	Cebgás	8.00%	187
11/08/2022	Termogás S.A.	Gasap	37.25%	297
11/08/2022	Termogás S.A.	Gaspisa	22.11%	398
11/08/2022	Termogás S.A.	Rongás	41.50%	504
11/08/2022	Termogás S.A.	GoiásGas	30.46%	663
12/21/2022	State of Piauí	Gaspisa	15.14%	437
				728,542

(i)	After the State of Alagoas exercised its right of preference, Commit retained a 29.44% stake in Algás.
(ii)	After the State of Ceará exercised its right of preference, Commit retained a 29.44% stake in Cegás.

Schedule of Loans contracted for acquisition of assets

The following loans were contracted for the acquisition of interest:

Creditor	Value	Maturities	Charges (p.a.)
JP Morgan S.A.(i)	5,141,775	10/01/2027	EUR+3.28%
Citibank S.A. (i)	3,427,885	10/01/2027	JP¥+ 0.25%
Banco Bradesco BBI S.A.	4,000,000	09/27/2023	CDI+1.35%
Banco Itaú BBA S.A.	4,000,000	09/16/2023	CDI+1.35%
Total	16,569,660

(i)	The charges for these operations bear pre-fixed interest, raised in foreign currency for €1,009,650 thousand and JP¥95,298,449 thousand with JP Morgan S.A. and Citibank S.A., respectively. Subsequently, derivative financial instruments were structured for these financings, which converted such operations into Reais at a cost of interbank deposit certificate (Certificados de Depósitos Interbancários), or bearing “CDI,” +0.45% p.a.